PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	$ 4,462,175	$ 2,198,817
Ending balance		4,462,175
Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	4,462,175
Ending balance		4,462,175
Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	5,622,764	2,555,153
Additions related to Clinic Operations		3,112,234
Foreign currency translation adjustment related to Clinic Operations		(44,623)
Ending balance		5,622,764
Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	5,622,764
Additions related to Clinic Operations	47,681
Impairment charge related to Clinic Operations	(997,524)
Foreign currency translation adjustment related to Clinic Operations	155,074
Assets held for transfer related to spinout of Clinic Operations	(4,827,995)
Ending balance		5,622,764
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(1,160,589)	(356,336)
Depreciation expense related to Clinic Operations		810,925
Foreign currency translation adjustment related to Clinic Operations		6,672
Ending balance		(1,160,589)
Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(1,160,589)
Depreciation expense related to Clinic Operations	266,932
Foreign currency translation adjustment related to Clinic Operations	(37,795)
Assets held for transfer related to spinout of Clinic Operations	1,465,316
Ending balance		(1,160,589)
Leasehold Improvements
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,027,274	1,014,855
Ending balance		2,027,274
Leasehold Improvements | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,027,274
Ending balance		2,027,274
Leasehold Improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,652,290	1,243,119
Additions related to Clinic Operations		1,181,299
Foreign currency translation adjustment related to Clinic Operations		(9,338)
Ending balance		2,652,290
Leasehold Improvements | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,652,290
Foreign currency translation adjustment related to Clinic Operations	63,135
Assets held for transfer related to spinout of Clinic Operations	(2,715,425)
Ending balance		2,652,290
Leasehold Improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(625,016)	(228,264)
Depreciation expense related to Clinic Operations		400,165
Foreign currency translation adjustment related to Clinic Operations		3,413
Ending balance		(625,016)
Leasehold Improvements | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(625,016)
Depreciation expense related to Clinic Operations	129,348
Foreign currency translation adjustment related to Clinic Operations	(19,469)
Assets held for transfer related to spinout of Clinic Operations	773,833
Ending balance		(625,016)
Furniture & Fixtures
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	492,341	301,783
Ending balance		492,341
Furniture & Fixtures | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	492,341
Ending balance		492,341
Furniture & Fixtures | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	627,200	334,600
Additions related to Clinic Operations		299,476
Foreign currency translation adjustment related to Clinic Operations		(6,876)
Ending balance		627,200
Furniture & Fixtures | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	627,200
Foreign currency translation adjustment related to Clinic Operations	19,514
Assets held for transfer related to spinout of Clinic Operations	(646,714)
Ending balance		627,200
Furniture & Fixtures | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(134,859)	(32,817)
Depreciation expense related to Clinic Operations		102,879
Foreign currency translation adjustment related to Clinic Operations		837
Ending balance		(134,859)
Furniture & Fixtures | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(134,859)
Depreciation expense related to Clinic Operations	31,824
Foreign currency translation adjustment related to Clinic Operations	(4,967)
Assets held for transfer related to spinout of Clinic Operations	171,650
Ending balance		(134,859)
Computer Equipment
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	655,808	376,703
Ending balance		655,808
Computer Equipment | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	655,808
Ending balance		655,808
Computer Equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	963,801	447,753
Additions related to Clinic Operations		527,198
Foreign currency translation adjustment related to Clinic Operations		(11,150)
Ending balance		963,801
Computer Equipment | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	963,801
Additions related to Clinic Operations	37,567
Foreign currency translation adjustment related to Clinic Operations	28,302
Assets held for transfer related to spinout of Clinic Operations	(1,029,670)
Ending balance		963,801
Computer Equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(307,993)	(71,050)
Depreciation expense related to Clinic Operations		238,927
Foreign currency translation adjustment related to Clinic Operations		1,984
Ending balance		(307,993)
Computer Equipment | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(307,993)
Depreciation expense related to Clinic Operations	84,553
Foreign currency translation adjustment related to Clinic Operations	(8,177)
Assets held for transfer related to spinout of Clinic Operations	400,723
Ending balance		(307,993)
Medical & Laboratory Equipment
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	324,112	252,744
Ending balance		324,112
Medical & Laboratory Equipment | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	324,112
Ending balance		324,112
Medical & Laboratory Equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	416,833	276,949
Additions related to Clinic Operations		141,624
Foreign currency translation adjustment related to Clinic Operations		(1,740)
Ending balance		416,833
Medical & Laboratory Equipment | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	416,833
Foreign currency translation adjustment related to Clinic Operations	19,353
Assets held for transfer related to spinout of Clinic Operations	(436,186)
Ending balance		416,833
Medical & Laboratory Equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(92,721)	(24,205)
Depreciation expense related to Clinic Operations		68,954
Foreign currency translation adjustment related to Clinic Operations		438
Ending balance		(92,721)
Medical & Laboratory Equipment | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(92,721)
Depreciation expense related to Clinic Operations	21,207
Foreign currency translation adjustment related to Clinic Operations	(5,182)
Assets held for transfer related to spinout of Clinic Operations	119,110
Ending balance		(92,721)
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640	252,732
Ending balance		962,640
Construction in Progress | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640
Ending balance		962,640
Construction in Progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640	252,732
Additions related to Clinic Operations		962,637
Foreign currency translation adjustment related to Clinic Operations		(15,519)
Ending balance		962,640
Construction in Progress | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640
Additions related to Clinic Operations	10,114
Impairment charge related to Clinic Operations	(997,524)
Foreign currency translation adjustment related to Clinic Operations	$ 24,770
Ending balance		$ 962,640